Other Financial Assets and Liabilities - Summary of Hedging Activities (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) TBTU us-au MMBTU MMBbls AUD ($) SwissFrance	Dec. 31, 2021 USD ($) MMBTU TBTU SwissFrance MMBbls us-au AUD ($)
Oil Swaps [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount	$ (114)	$ (1)
Notional amount | MMBbls	18	30
Maturity date	2023
Hedge ratio	1:1	1:1
Weighted average hedged rate | MMBbls	79	74
Oil Swaps [member] | Cash flow hedges [member] | Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date		2022
Oil Swaps [member] | Cash flow hedges [member] | Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date		2023
HH Corpus Christi commodity Swaps [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount	$ 26	$ 31
Notional amount | TBTU	58	65
Hedge ratio	1:1	1:1
Weighted average hedged rate | MMBTU	4	3
HH Corpus Christi commodity Swaps [member] | Cash flow hedges [member] | Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date	2023	2022
HH Corpus Christi commodity Swaps [member] | Cash flow hedges [member] | Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date	2024	2023
TTF Corpus Christi Commodity Swaps [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount	$ (469)	$ (465)
Notional amount | TBTU	50	49
Hedge ratio	1:1	1:1
Weighted average hedged rate | MMBTU	16	9
TTF Corpus Christi Commodity Swaps [member] | Cash flow hedges [member] | Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date	2023	2022
TTF Corpus Christi Commodity Swaps [member] | Cash flow hedges [member] | Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date	2024	2023
TTF Commodity Swaps [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount	$ 0	$ 4
Notional amount | TBTU	0	3
Maturity date		2022
Hedge ratio	0	1:1
Weighted average hedged rate | MMBTU	0	26
Interest rate swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount	$ 55	$ (17)
Notional amount	600	600
Maturity date	2027	2027
Hedge ratio	1:1	1:1
Weighted average hedged rate	0.017	0.017
Cross Currency Interest Rate Swap [member] | Cash flow and fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount	$ 5	$ 9
Notional amount | SwissFrance	175	175
Maturity date	2023	2023
Hedge ratio	1:1	1:1
Weighted average hedged rate	Three month USD LIBOR+2.8%	Three month US$ LIBOR+2.8%
FX Forwards [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount	$ (17)	$ 10
Notional amount	1,037	934
Hedge ratio	1:1	1:1
Weighted average hedged rate | us-au	0.68	0.71
FX Forwards [member] | Cash flow hedges [member] | Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date	2023	2022
FX Forwards [member] | Cash flow hedges [member] | Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity date	2025	2025